Other operating income	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Other operating income

Note   24.               Other operating income

	12 months ended December 31,
USD'000	2022	2021	2020
Accounts payable write-off	1,899	-	-
Other operating income - other	108	91	-
Total other operating income	2,007	91	-

The accounts payable write-off relates to a liability recorded in 2013 by WISeKey Semiconductors SAS which the creditor in insolvency can no longer claim.

Note 25. Other operating income Other operating income consisted mainly of a release of accruals for tax liabilities amounting to USD 91,193.